Financial instruments and fair value disclosures - Liquidity risk (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	$ 33,519	$ 19,528	$ 8,380
Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	23,809	17,069	7,846
More than one year but less than two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	1,760
More than two years but less than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	7,950	2,459	534
Trade and other payables
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	22,655	17,069	2,386
Trade and other payables | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	22,655	17,069	2,386
Deferred government grants
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	4,183	2,459	534
Deferred government grants | More than two years but less than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	4,183	$ 2,459	534
Lease liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	6,681
Lease liabilities | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	1,154
Lease liabilities | More than one year but less than two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	1,760
Lease liabilities | More than two years but less than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	$ 3,767
Loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis			1,034
Loans | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis			1,034
Convertible loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis			4,426
Convertible loans | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis			$ 4,426